Inventories	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Inventories
13)	INVENTORIES
As of December 31, 2021 and 2020, the consolidated balance of inventories was summarized as follows:

	2021	2020

Finished goods	$343	309
Materials and spare parts	372	271
Raw materials	242	192
Work-in-process	225	164
Inventory in transit	79	35

	$1,261	971

For the years ended December 31, 2021, 2020 and 2019, CEMEX recognized within “Cost of sales” in the income statement, inventory impairment losses of $4, $9 and $6, respectively.